FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2018	December 31, 2017
Designated derivative instruments - short-term assets:
Interest rate swaps	98	108
Non-designated derivative instruments - short-term assets:
Interest rate swaps	1	—
Total derivative instruments - short-term assets	99	108

Designated derivative instruments - long-term assets:
Interest rate swaps	8,118	5,136
Cross currency interest rate swaps	—	—
Non-designated derivative instruments - long-term assets:
Interest rate swaps	8,708	3,211
Total derivative instruments - long-term assets	16,826	8,347

(in thousands of $)	June 30, 2018	December 31, 2017
Designated derivative instruments -short-term liabilities:
Interest rate swaps	49	248
Cross currency interest rate swaps	33,054	—
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	29	255
Cross currency interest rate swaps	6,588	—
Total derivative instruments - short-term liabilities	39,720	503

Designated derivative instruments - long-term liabilities:
Interest rate swaps	620	5,109
Cross currency interest rate swaps	867	36,120
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	33	553
Cross currency interest rate swaps	—	6,836
Total derivative instruments - long-term liabilities	1,520	48,618

Schedule of currency swap transactions

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK900 million	US$151.0 million	March 2014	March 2019
NOK500 million	US$64.0 million	October 2017	March - June 2020

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2018 and December 31, 2017 are as follows:

	June 30, 2018	June 30, 2018	December 31, 2017	December 31, 2017
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	46,281	46,281	41,742	41,742
Equity securities	67,346	67,346	52,060	52,060
Floating rate NOK bonds due 2019	92,867	93,843	92,477	92,709
Floating rate NOK bonds due 2020	61,259	62,714	61,001	61,306
3.25% unsecured convertible bonds due 2018	—	—	63,218	71,662
5.75% unsecured convertible bonds due 2021	225,000	234,281	225,000	242,719
4.875% unsecured convertible bonds due 2023	164,000	171,380	—	—
Derivatives:
Interest rate/ currency swap contracts - short-term receivables	99	99	108	108
Interest rate/ currency swap contracts - long-term receivables	16,826	16,826	8,347	8,347
Interest rate/ currency swap contracts - short-term payables	39,720	39,720	503	503
Interest rate/ currency swap contracts - long-term payables	1,520	1,520	48,618	48,618

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2018, were measured as follows:

		Fair value measurements using,
(in thousands of $)	June 30, 2018	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	46,281	46,281
Equity securities	67,346	67,346
Interest rate/ currency swap contracts – short-term receivables	99		99
Interest rate/ currency swap contracts - long-term receivables	16,826		16,826
Total assets	130,552	113,627	16,925
Liabilities:
Floating rate NOK bonds due 2019	93,843	93,843
Floating rate NOK bonds due 2020	62,714	62,714
5.75% unsecured convertible bonds due 2021	234,281	234,281
4.875% unsecured convertible bonds due 2023	171,380	171,380
Interest rate/ currency swap contracts – short-term payables	39,720		39,720
Interest rate/ currency swap contracts – long-term payables	1,520		1,520
Total liabilities	923,458	882,218	41,240